Sep. 14, 2021
Defiance Next Gen Connectivity ETF (FIVG)
Defiance Quantum ETF (QTUM)
(the “Funds”)

September 14, 2021

Supplement to the
Prospectus dated April 30, 2021

Defiance Next Gen Connectivity ETF
The following replaces the first sentence of the seventh paragraph of the “Principal Investment Strategies—BlueStar 5G Communications Index” section on page 4 of the Funds’ Prospectus:
The Index is rebalanced and reconstituted semi-annually after the close of business on the third Friday of each June and December based on data as of the first Thursday of each such reconstitution month.
Defiance Quantum ETF
The following replaces the second paragraph of the “Principal Investment Strategies—BlueStar Quantum Computing and Machine Learning Index” section on page 9 of the Funds’ Prospectus:
The Index is rebalanced and reconstituted semi-annually after the close of business on the third Friday of June and December each year based on data as of the Tuesday before the second Friday of June and December each year.
In determining the companies included in the Index at the time of each rebalance and reconstitution of the Index, the largest eligible companies by market capitalization are included until 98.5% of the market capitalization of such eligible companies is included in the Index, plus any companies already included in the Index whose market capitalization is in the top 99.5% of the market capitalization of eligible companies. If such rules result in fewer than 70 Index components, the largest remaining eligible companies are selected until the number of components reaches 70.
As of March 31, 2021, the Index had 74 constituents, 20 of which were listed on a non-U.S. exchange. At the time of each rebalance and reconstitution of the Index, each constituent is equally-weighted, subject to a downward adjustment for securities trading below certain liquidity thresholds. Additionally, the weight of each Index component may rise and/or fall between Index rebalance dates.
Please retain this Supplement with your Prospectus for future reference.
Defiance Next Gen Connectivity ETF
Defiance Next Gen Connectivity ETF
The following replaces the first sentence of the seventh paragraph of the “Principal Investment Strategies—BlueStar 5G Communications Index” section on page 4 of the Funds’ Prospectus:
The Index is rebalanced and reconstituted semi-annually after the close of business on the third Friday of each June and December based on data as of the first Thursday of each such reconstitution month.
Defiance Quantum ETF
Defiance Quantum ETF
The following replaces the second paragraph of the “Principal Investment Strategies—BlueStar Quantum Computing and Machine Learning Index” section on page 9 of the Funds’ Prospectus:
The Index is rebalanced and reconstituted semi-annually after the close of business on the third Friday of June and December each year based on data as of the Tuesday before the second Friday of June and December each year.
In determining the companies included in the Index at the time of each rebalance and reconstitution of the Index, the largest eligible companies by market capitalization are included until 98.5% of the market capitalization of such eligible companies is included in the Index, plus any companies already included in the Index whose market capitalization is in the top 99.5% of the market capitalization of eligible companies. If such rules result in fewer than 70 Index components, the largest remaining eligible companies are selected until the number of components reaches 70.
As of March 31, 2021, the Index had 74 constituents, 20 of which were listed on a non-U.S. exchange. At the time of each rebalance and reconstitution of the Index, each constituent is equally-weighted, subject to a downward adjustment for securities trading below certain liquidity thresholds. Additionally, the weight of each Index component may rise and/or fall between Index rebalance dates.